INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of federal income tax rate and the actual tax rate
	Year Ended December 31,
	2020	2019

Federal statutory tax rate	21%	21%
State tax, net of federal benefit	6%	6%
Total tax rate	27%	27%
Allowance	(27)%	(27)%
Effective tax rate	-%	-%

Summary of deferred tax assets
	Year Ended December 31,
	2020	2019

Net operating loss carryforwards	$3,060,000	2,434,000
Accrued compensation	-	-
Deferred tax asset	3,060,000	2,434,000
Valuation allowance	(3,060,000)	(2,434,000)
Net deferred tax asset	$-	$-